Disclosure of material accounting policy information	12 Months Ended
Jan. 31, 2025
Notes
Disclosure of material accounting policy information

3.MATERIAL ACCOUNTING POLICY INFORMATION

Foreign currency translation and transactions

Translation of foreign currency transactions

Transactions in foreign currencies are translated using the exchange rate prevailing at the date of the transaction. At each reporting date, foreign currency denominated monetary assets and liabilities are translated at year-end exchange rates. Exchange differences arising from the transactions are recorded in profit or loss for the period, except for exchange differences relating to borrowings hedging net investments denominated in the consolidated subsidiaries’ currency. These differences are recognized in other comprehensive income as currency translation differences until the disposal of the net investment. Exchange differences arising from operating transactions are recorded in operating profit for the period; exchange differences related to financing transactions are recognized as finance costs or income, or in other comprehensive income.

Translation of foreign operations

The assets and liabilities of a foreign operation, including goodwill and fair value adjustments arising from the acquisition, are translated into Canadian dollars at year-end exchange rates. Income and expenses, and cash flows of a foreign operation are translated into Canadian dollars using average exchange rates. Differences resulting from translating foreign operations are reported as translation differences in equity. When a foreign operation is disposed of, the translation differences previously recognized in equity are reclassified to profit or loss.

Financial instruments

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive loss (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of financial instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition, the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held-for-trading or derivatives) or the Company has opted to measure them at FVTPL.

The following table shows the classification of financial assets and financial liabilities:

Financial assets/liabilities	Classification
Cash	FVTPL
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
Due to related parties	Amortized cost
Notes payable	Amortized cost

Financial assets

On initial recognition, financial assets are recognized at fair value and are subsequently classified and measured at: (i) amortized cost; (ii) FVTOCI; or (iii) FVTPL. The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at fair value net of transaction costs that are directly attributable to its acquisition except for financial assets at FVTPL where transaction costs are expensed.

All financial assets not classified and measured at amortized cost or FVTOCI are measured at FVTPL. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income or loss.

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

The classification determines the method by which the financial assets are carried on the consolidated statement of financial position subsequent to initial recognition and how changes in value are recorded.

Financial liabilities

Financial liabilities are designated as either: (i) FVTPL; or (ii) other financial liabilities. All financial liabilities are classified and subsequently measured at amortized cost except for financial liabilities at FVTPL. The classification determines the method by which the financial liabilities are carried on the consolidated statement of financial position subsequent to initial recognition and how changes in value are recorded. Accounts payable are classified under other financial liabilities and carried on the consolidated statements of financial position at amortized cost.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and/or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Gains and losses on derecognition are generally recognized in profit or loss. The Company does not have any derivative financial assets and liabilities as at the year ends presented.

Exploration and evaluation assets

Exploration and evaluation assets comprise of the costs of acquiring these assets, and the fair value (at acquisition date) of exploration and evaluation assets acquired in a business combination. Option payments are considered acquisition costs provided that the Company has the intention of exercising the underlying options. Costs incurred before the Company has obtained the legal rights to explore an area are expensed as incurred. Further acquisition costs incurred once the Company has obtained the legal rights to explore an area are capitalized.

Costs associated with exploration and evaluation activities as well as property taxes payable to maintain good standing of the exploration and evaluation assets are expensed as period costs.  Government tax credits received are recorded as a reduction to the exploration and evaluation expenditures for the reporting period.

From time to time, the Company may acquire or dispose of a mineral property interest pursuant to the terms of an option agreement. As such options are exercisable entirely at the discretion of the optionee, the amounts payable or receivable are not recorded at the time of the agreement. Option payments are recorded as exploration expenditure or recoveries when the payments are made or received.

Exploration and evaluation assets are tested for impairment if facts or circumstances indicate that impairment exists.  Examples of such facts and circumstances are as follows:

•the period for which the Company has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;

•substantive expenditures on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;

•exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and

•sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area of interest are first tested for impairment and then reclassified to mining property and development assets within property, plant and equipment.

Recoverability of the carrying amount of any exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.

Although the Company has taken steps that it considers adequate to verify title to exploration and evaluation assets which it has an interest in, these procedures do not guarantee the Company’s title.

Restoration and environmental obligations

The Company recognizes liabilities for statutory, contractual, constructive or legal obligations associated with the retirement of the assets, when those obligations result from the acquisition, construction, development or normal operation of the assets. The net present value of future restoration cost estimates arising from the decommissioning of plant and other site preparation work is capitalized to the related asset along with a corresponding increase in the restoration provision in the period incurred. Discount rates using a pre-tax rate that reflect the time value of money are used to calculate the net present value.

As at January 31, 2025, 2024, and 2023, the Company had not recognized any provisions for restoration and environmental obligations.

Equipment

Equipment is recorded at cost. Cost includes expenditures that are directly attributable to the acquisition of the asset. This includes the purchase price, any other costs directly attributable to bringing the assets to a working condition for intended use and the costs of dismantling and removing the items and restoring the site on which they are located.

Equipment is depreciated over its estimated useful life. Costs for normal repairs and maintenance that do not extend economic life or improve service potential are expensed as incurred. Costs of improvements that extend economic life or improve service potential are capitalized and depreciated over the estimated remaining useful life.

The Company commences recording depreciation when the assets are in a working condition ready for use. The Company’s equipment consists of trucks that are being used in the Company’s exploration programs, which are being depreciated using the declining balance method at 30%.

Impairment of assets

The carrying amount of the Company’s assets are reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in the consolidated statement of comprehensive loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. The estimated future cash flows are discounted to their present value using a pre‐tax discount rate that reflects the current market assessments of the time value of money and the risks to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years.

Income taxes

Current income tax:

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive income (loss) or equity is recognized in other comprehensive income (loss) or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax:

Deferred income tax is recognized, using the asset and liability method, on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issuance of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares issued for consideration other than cash are valued based on their fair value at the date the shares are issued.

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component. The Company considers the fair value of common shares issued in a private placement to be the more easily measurable component and the common shares are valued at their fair value, as determined by the closing quoted bid price on the issue date. The balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded as reserves.

Share purchase warrants issued on a standalone basis are recognized at the fair value using the Black-Scholes Option Pricing Model at the date of issue. The value is initially recorded as a part of reserves in equity at the recognized fair value. Upon exercise of the share purchase warrants, the previously recognized fair value of the warrants exercised is reallocated to share capital from reserves. The proceeds generated from the payment of the exercise price are also allocated to share capital.

Flow-through shares

Under Canadian income tax legislation, a corporation is permitted to issue shares whereby the Corporation agrees to incur qualifying expenditures and renounce the related income tax deductions to the investors. To account for flow-through shares, the Company allocates total proceeds from the issuance of flow-through shares between the offering of shares and the sale of tax benefits.

The total amount allocated to the offering of shares is based on the quoted price of the underlying shares. In situations where there is an absence of compelling evidence supporting a comparable value of the underlying shares, the Company allocates management’s estimate of the prevailing flow-through premium in current market conditions at the time of issuance to the sale of tax benefits. The amount which is allocated to the sale of tax benefits is recorded as a liability and is reversed proportionately and recognized as after-tax income when the tax benefits are renounced. The tax effect of the renunciation is recorded at the time the Company makes the renunciation, which may differ from the effective date of renunciation. On renunciation the value of the tax assets renounced is recorded as a deferred tax expense.

Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods.  Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the share-based payment reserve. The fair values of the instruments are determined using the Black–Scholes Option Pricing Model. The number of the instruments expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the instruments granted shall be based on the number of the instruments that eventually vest.

Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted loss per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. Because the Company incurred net losses, the effect of dilutive instruments would be anti-dilutive and therefore diluted loss per share equals basic loss per share.

New and revised IFRS issued and impact on the Company’s financial statements

Certain new and amended accounting standards and interpretations have been published that are not mandatory for the January 31, 2025, reporting period and have not been early adopted by the Company.

Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)

This amendment clarifies the requirement in determining whether a certain liability should be classified as current or noncurrent based on the rights that exist at the end of the reporting period, explains that rights are in existence if covenants are complied with at the end of the reporting period, and introduces a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendment is to be applied retrospectively for annual periods beginning on or after January 1, 2024, with early adoption permitted. The Company has adopted this amendment for the year ended January 31, 2025.

IFRS 18, Presentation and Disclosures in Financial Statements (“IFRS 18”)

This is a new standard on presentation and disclosure in financial statements which replaces IAS 1, with a focus on updates to the statement of profit or loss. IFRS 18 introduces new requirements to:

•present specified categories and defined subtotals in the statement of profit or loss;

•provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements; and

•improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods on or after January 1, 2027, with earlier adoption permitted. IFRS 18 requires retrospective application with specific transition provisions. The Company is assessing the impact of this amendment.

Other new standards and interpretations with future effective dates are either not applicable or not expected to have a significant impact on the Company’s financial statements.